Organization and Principal Activities - Schedule of Assets, Liabilities of the VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,113,193	$ 159,900		¥ 709,019
Restricted cash	1,392	200		0
Short-term deposits	6,743,445	968,635		4,983,825
Short-term investments	2,219,531	318,816		300,162
Accounts receivable, net	61,708	8,864		43,849
Amounts due from related parties	51,936	7,460		238,839
Prepayments and other current assets	400,615	57,545		319,493
Total current assets	10,591,820	1,521,420		6,595,187
Non-currentassets
Deferred tax assets	45,816	6,581		30,945
Investments	379,424	54,501		219,827
Property and equipment, net	96,686	13,888		87,419
Intangible assets, net	45,085	6,476		51,979
Right-of-use assets, net	102,824	14,770	¥ 92,075	0
Prepayments and other non-current assets	104,895	15,067		120,830
Total non-current assets	774,730	111,283		511,000
Total assets	11,366,550	1,632,703		7,106,187
Current liabilities
Accounts payable	3,725	535		9,221
Deferred revenue	795,005	114,195		469,378
Advances from customers	50,961	7,320		14,403
Income taxes Payable	26,051	3,742		0
Accrued liabilities and other current liabilities	1,460,025	209,721		852,771
Amounts due to related parties	79,032	11,352		34,673
Lease liabilities due within one year	31,878	4,579		0
Total current liabilities	2,446,677	351,444		1,380,446
Non-currentliabilities
Lease liabilities	70,110	10,071		0
Deferred revenue	164,913	23,688		80,734
Total non-currentliabilities	235,023	33,759		80,734
Total liabilities	2,681,700	$ 385,203		1,461,180
Variable Interest Entity (VIE) [Member]
Current assets
Cash and cash equivalents	437,930			668,531
Restricted cash	1,392			0
Short-term deposits	100,000			100,000
Short-term investments	1,209,255			300,162
Accounts receivable, net	48,699			43,469
Amounts due from related parties	41,208			237,112
Prepayments and other current assets	195,151			195,381
Total current assets	2,033,635			1,544,655
Non-currentassets
Deferred tax assets	42,044			30,945
Investments	379,424			219,827
Property and equipment, net	58,279			85,550
Intangible assets, net	45,085			51,979
Right-of-use assets, net	11,002			0
Prepayments and other non-current assets	99,131			115,689
Total non-current assets	634,965			503,990
Total assets	2,668,600			2,048,645
Current liabilities
Accounts payable	1,057			9,221
Deferred revenue	791,394			469,378
Advances from customers	50,961			14,403
Income taxes Payable	20,397			0
Accrued liabilities and other current liabilities	989,274			786,612
Amounts due to related parties	77,169			31,722
Lease liabilities due within one year	5,418			0
Total current liabilities	1,935,670			1,311,336
Non-currentliabilities
Lease liabilities	4,800			0
Deferred revenue	164,913			80,734
Total non-currentliabilities	169,713			80,734
Total liabilities	¥ 2,105,383			¥ 1,392,070